Related Party Transactions - Detailed Information About Conditionally Awarded Cash And Shares of the Members of the Executive Board (Parenthetical) (Detail) - EUR (€)				12 Months Ended
	May 18, 2018	May 19, 2017	May 20, 2016	Dec. 31, 2018
Disclosure of key management personnel compensation [line items]
Vesting price	€ 5.8480	€ 4.4230	€ 4.5020
2012 [member]
Disclosure of key management personnel compensation [line items]
Weighted average price per share				€ 3.126
Vesting period				3 years
2012 [member] | Members of Executive Board [member]
Disclosure of key management personnel compensation [line items]
Weighted average share vesting percentage				50.00%
2013 [member]
Disclosure of key management personnel compensation [line items]
Weighted average price per share				€ 4.917
Vesting period				3 years
2014 [member]
Disclosure of key management personnel compensation [line items]
Weighted average price per share				€ 6.739
Vesting period				3 years
2015 [member]
Disclosure of key management personnel compensation [line items]
Weighted average price per share				€ 6.106
Vesting period				3 years
2016 [member]
Disclosure of key management personnel compensation [line items]
Weighted average price per share				€ 5.128
Vesting period				3 years
2016 [member] | Members of Executive Board [member]
Disclosure of key management personnel compensation [line items]
Weighted average share vesting percentage				50.00%
2017 [member]
Disclosure of key management personnel compensation [line items]
Weighted average price per share				€ 5.246
Vesting period				3 years
2018 [member]
Disclosure of key management personnel compensation [line items]
Weighted average price per share				€ 5.405
Vesting period				3 years
Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares				178,192
Total number of shares				€ 1,039,130
Darryl Button [member] | 2013 [member]
Disclosure of key management personnel compensation [line items]
Total number of shares				19,144
Total number of shares				€ 93,534
Darryl Button [member] | 2014 [member]
Disclosure of key management personnel compensation [line items]
Total number of shares				25,956
Total number of shares				€ 180,072
Darryl Button [member] | 2014 [member] | Conditional Variable Compensation Awards [member]
Disclosure of key management personnel compensation [line items]
Total number of shares				3,388
Total number of shares				€ 22,832
Darryl Button [member] | 2015 [member]
Disclosure of key management personnel compensation [line items]
Total number of shares				59,054
Total number of shares				€ 392,155
Darryl Button [member] | 2016 [member]
Disclosure of key management personnel compensation [line items]
Total number of shares				74,038
Total number of shares				€ 373,369